UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13f Cover Page


        Report for the Calendar Year or Quarter Ended: September 30, 2002


                          Bedford Falls Investors, L.P.
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

       660 Madison Avenue              New York             New York     10021
--------------------------------------------------------------------------------
Business Address   (Street)             (City)              (State)       (Zip)


13F File Number:  028-07030
                ---------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information herein is true, correct and complete, and that it is understood that all required items, statements, schedules, and tables, are considered integral parts of this form.


Name, Title and Telephone Number of Person Submitting Report:

Karen Finerman                        President of the           (212) 486-8100
                                      General Partner
--------------------------------------------------------------------------------
(Name)                                  (Title)                      (Phone)


Signature, Place and Date of Signing:



/s/ Karen Finerman
--------------------------------
660 Madison Avenue
New York, New York  10021
11/12/2002

Report Type:

[X]       13F HOLDINGS REPORT.
[ ]       13F NOTICE.
[ ]       13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE



Number of Other Included Managers:    None
                                  ------------

List of Other Included Managers   None
                                --------

Form 13F Information Table Entry Total:   53
                                        ------

Form 13F Information Table Value Total:    70,270,000
                                        -----------------

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F
                                INFORMATION TABLE

                          BEDFORD FALLS INVESTORS, L.P.

                           FORM 13F INFORMATION TABLE
                               AS OF DATE: 9/30/02




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
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ITEM 1                              ITEM 2       ITEM 3     ITEM 4       ITEM 5      ITEM 6    ITEM 7              ITEM 8
                                                            VALUE   SHARES/   PUT/   INVSTMT    OTHER          VOTING AUTHORITY
  NAME OF ISSUER               TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT   CALL   DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------   ----   ------- ------------ -------- -------- --------
Advanced Medical Optics Inc.          Com        00763M108     761    80000             80000              80000
Aetna Life & Cas. Co                  Com        00817Y108     716    20000             20000              20000
AK Steel Holding Corp                 Com        001547108     583    79700             79700              79700
Astoria Financial Corp                Com        046265104     871    35700             35700              35700
AT&T Corp                             Com        001957109     292    24300             24300              24300
Barrick Gold Corp.                    Com        067901108    1442    92750             92750              92750
Baxter Intl Inc                       Com        071813109    3055   100000     Call   100000             100000
Boca Resorts                         Cl A        09688T106     383    37500             37500              37500
Bogen Communications Int'l            Com        097189104    3548   825043            825043             825043
Bristol Myers Squibb                  Com        110122108    1964    82500     Call    82500              82500
Burlington Resources Inc              Com        122014103     767    20000             20000              20000
Cablevision Systems Corp             Cl A        12686C109     181    20000             20000              20000
Calpine                               Com        131347106     483   195500     Call   195500             195500
ChevronTexaco Corp.                   Com        166764100    1066    15400             15400              15400
CIT Group Inc.                        Com        125581108    2337   130000            130000             130000
Citigroup Inc.                        Com        172967101     593    20000     Call    20000              20000
Computer Assoc Intl Inc.              Com        204912109     352    36700     Call    36700              36700
Computer Assoc Intl Inc.              Com        204912109     528    55000             55000              55000
Delta and Pine Land Company           Com        247357106     750    40000             40000              40000
Dole Food Co                          Com        256605106     581    20000             20000              20000
Dow Chemical                          Com        260543103    1229    45000     Call    45000              45000
Echostar Comm Corp                   Cl A        278762109     260    15000             15000              15000
Enpro Industries Inc.                 Com        29355X107     823   240000            240000             240000
FMC Corp                              Com        302491303    1614    62500             62500              62500
FMC Corp                              Com        302491303    1133    43900     Put     43900              43900
FMC Technologies Inc                  Com        30249U101     355    21200             21200              21200
Foot Locker Inc.                      Com        344849104    3497   350000            350000             350000
Forest Oil Corporation                Com        346091705    1275    50000             50000              50000
Goodrich & Co                         Com        382388106     587    31080             31080              31080
H.J. Heinz Company                    Com        423074103     370    11100             11100              11100
Halliburton Co                        Com        406216101    4260   330000     Call   330000             330000
Hershey Foods                         Com        427866108   11014   177500     Call   177500             177500
Imperial Parking                      Com        453077109     692    31300             31300              31300
JP Morgan Chase                       Com        46625H100     693    36500     Call    36500              36500
Millennium Pharmaceutical             Com        599902103    1127   120944            120944             120944
Moore Ltd                             Com        615785102     965    98500             98500              98500
Mykrolis Corp                         Com        62852P103     563    91500             91500              91500
Nisource Inc                          Com        65473P105     648    37600             37600              37600
Pep Boys Manny Moe & Jack             Com        713278109    1103    90000             90000              90000
Pepsico                               Com        713448108    1995    54000     Call    54000              54000
Pfizer Inc.                           Com        717081103    1814    62500     Call    62500              62500
PG&E Corp                             Com        69331C108     225    20000             20000              20000
Pharmacia Corp                        Com        71713U102    1264    32500             32500              32500
Pride International Inc.              Com        74153Q102     520    40000             40000              40000
Royal Dutch Petroleum Co.             Com        780257804    1607    40000             40000              40000
TRW Inc.                              Com        872649108    3695    63100     Call    63100              63100
Tyco International Ltd.               Com        902124106    1551   110000            110000             110000
Tyco International Ltd.               Com        902124106     776    55000     Call    55000              55000
Valero Energy Corp                    Com        91913Y100    1721    65000     Call    65000              65000
Vodafone Group Plc                    ADR        92857W100     299    23300             23300              23300
Walt Disney Co                        Com        254687106     454    30000     Call    30000              30000
Washington Mutual                     Com        939322103     787    25000             25000              25000
Westell Technologies Inc             Cl A        957541105     105    70290             70290              70290



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